Other information (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
InflaRx GmbH
SummaryOfOtherInformationLineItems [Line Items]
Place of business/ country of incorporation	Germany
Functional currency	EUR
Ownership interest held by the Group	100.00%	100.00%
Principal activities	Principal operating subsidiary, biopharmaceutical company
InflaRx Pharmaceutical Inc.
SummaryOfOtherInformationLineItems [Line Items]
Place of business/ country of incorporation	U.S.
Functional currency	USD
Ownership interest held by the Group	100.00%	100.00%
Principal activities	Subsidiary for basic research